NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      FLORIDA
     INSURED
     TRUST 221

            Estimated Current Return
            4.98% to 5.19%
            as of 11/30/95

            Estimated Long Term Return
            4.98% to 5.24%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6706H4 430 Monthly Payment Option
                  6706H4 448 Quarterly Payment Option
                  6706H4 455 Semi-Annual Payment Option

                  Registered in Florida
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, FLORIDA INSURED TRUST 221
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT DECEMBER 1, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  310,000    State of Florida, State Board of Education, Public Education       2005 at 101          AAA           Aaa
                  Capital Outlay Bonds, 1994 Series C, 5.60% Due 6/1/25.
                  (General Obligation Bonds.)
     450,000    State of Florida, Department of Transportation, Turnpike           2005 at 101          AAA           Aaa
                  Revenue Bonds, Series 1995A, 5.50% Due 7/1/21.
     500,000    Dade County, Florida, Water and Sewer System Revenue Bonds,        2005 at 102          AAA           Aaa
                  Series 1995, 5.50% Due 10/1/25. (Original issue discount
                  bonds delivered on or about October 19, 1995 at a price of
                  94.942% of principal amount.)
     100,000    City of Gainesville, Florida, Guaranteed Entitlement               No Optional          AAA           Aaa
                  Refunding and Revenue Bonds, Series 1994, 0.00% Due                 Call
                  8/1/24. (Original issue discount bonds delivered on or
                  about May 4, 1994 at a price of 16.248% of principal
                  amount.)
     380,000    Kissimmee Utility Authority (Florida), Electric System             2003 at 102          AAA           Aaa
                  Improvement and Refunding Revenue Bonds, Series 1993,
                  5.25% Due 10/1/18. (Original issue discount bonds
                  delivered on or about June 17, 1993 at a price of 94.257%
                  of principal amount.)
     220,000    Lee County, Florida, Transportation Facilities Revenue             2005 at 102          AAA           Aaa
                  Bonds, Series 1995, 5.75% Due 10/1/27. (Original issue
                  discount bonds delivered on or about May 16, 1995 at a
                  price of 93.739% of principal amount.)
     185,000    Lee County, Florida, Capital and Transportation Facilities         2003 at 102          AAA           Aaa
                  Refunding Revenue Bonds, Series 1993A, 5.60% Due 10/1/21.
     355,000    Orange County, Florida, Tourist Development Tax Revenue            2004 at 102          AAA           Aaa
                  Bonds, Series 1994B, 5.75% Due 10/1/19. (Original issue
                  discount bonds delivered on or about May 1, 1994 at a
                  price of 93.873% of principal amount.)
     500,000    City of Palm Bay, Florida, Utility System Refunding Revenue        2003 at 102          AAA           Aaa
                  Bonds, Series 1994 (Palm Bay Utility Corporation Project),
                  5.00% Due 10/1/22.
     500,000    City of St. Petersburg, Florida, Professional Sports               2005 at 101          AAA           Aaa
                  Facility Sales Tax Revenue Bonds, Series 1995, 5.625% Due
                  10/1/21.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    101.69          4.98%            5.02%            5.03%
500-999                 50,000-99,999   4.75          101.53          4.99             5.02             5.04
1,000-2,499           100,000-249,999   4.50          101.27          5.00             5.04             5.06
2,500-4,999           250,000-499,999   4.25          101.00          5.02             5.05             5.07
5,000-9,999           500,000-999,999   3.50          100.22          5.06             5.09             5.11
10,000-24,999     1,000,000- 2,499,999  3.00           99.70          5.08             5.12             5.13
25,000-49,999     2,500,000- 4,999,999  2.50           99.19          5.11             5.14             5.16
50,000 and over    5,000,000 and over   2.00           98.68          5.14             5.17             5.19

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    101.69          4.98%            5.01%            5.02%
500-999                 50,000-99,999   4.75          101.53          4.98             5.01             5.03
1,000-2,499           100,000-249,999   4.50          101.27          5.01             5.04             5.05
2,500-4,999           250,000-499,999   4.25          101.00          5.02             5.05             5.07
5,000-9,999           500,000-999,999   3.50          100.22          5.08             5.11             5.13
10,000-24,999     1,000,000- 2,499,999  3.00           99.70          5.11             5.14             5.16
25,000-49,999     2,500,000- 4,999,999  2.50           99.19          5.15             5.18             5.20
50,000 and over    5,000,000 and over   2.00           98.68          5.19             5.22             5.24

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1996                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4221(1)                                                               $  5.0684
                                                             --------    $.4221 every month    --------
Quarterly Distribution Plan...........  $   .4221(1)   $   .4248(2)   $  1.2744      $  1.2744      $  1.2744      $  5.1004
Semi-Annual Distribution Plan.........  $   .4221(1)                  $  1.7064(3)                  $  2.5596      $  5.1194
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01407 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.4221 per unit for the 30-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.4221 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01407              Quarterly - $0.01416
                             Semi-Annual - $0.01422
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 26.8 years.
The first bond is scheduled to mature in October, 2018, with the last bond maturity being October, 2027.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      NEW YORK
     INSURED
     TRUST 244

            Estimated Current Return
            5.01% to 5.21%
            as of 11/30/95

            Estimated Long Term Return
            5.01% to 5.27%
             50,000 units in a
             diversified $5,000,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67101K 615 Monthly Payment Option
                  67101K 623 Quarterly Payment Option
                  67101K 631 Semi-Annual Payment Option

                  Registered in New York
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, NEW YORK INSURED TRUST 244
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT DECEMBER 1, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  750,000    The Port Authority of New York and New Jersey, Consolidated        2005 at 101          AAA           Aaa
                  Bonds, One Hundredth Series, 5.75% Due 6/15/30.
     350,000    Dormitory Authority of the State of New York, Fordham              2004 at 102          AAA           Aaa
                  University, Insured Revenue Bonds, Series 1994, 5.50% Due
                  7/1/23. (Original issue discount bonds delivered on or
                  about April 6, 1994 at a price of 94.448% of principal
                  amount.)
     750,000    Dormitory Authority of the State of New York, University of        2004 at 102          AAA           Aaa
                  Rochester, Strong Memorial Hospital Revenue Bonds, Series
                  1994, 5.50% Due 7/1/21. (Original issue discount bonds
                  delivered on or about March 30, 1994 at a price of 93.746%
                  of principal amount.)
     750,000    Dormitory Authority of the State of New York, Special Act          2005 at 102          AAA           Aaa
                  School Districts Program, Insured Revenue Bonds, Series
                  1995, 6.00% Due 7/1/19.
     640,000    New York Local Government Assistance Corporation (New York),       2005 at 102          AAA           Aaa
                  Series 1995A Bonds, 6.00% Due 4/1/16.
     185,000    New York State Environmental Facilities Corporation, State         2005 at 101          AAA           Aaa
                  Water Pollution Control Revolving Fund Revenue Bonds,
                  Series 1995 B (New York City Municipal Water Finance
                  Authority Project), (Second Resolution Bonds), 5.60% Due
                  6/15/16.
     160,000    The City of New York, General Obligation Bonds, Fiscal 1994        No Optional          AAA           Aaa
                  Series E, 0.00% Due 8/1/13. (Original issue discount bonds          Call
                  delivered on or about December 29, 1993 at a price of
                  31.409% of principal amount.)
     140,000    The City of New York, General Obligation Bonds, Fiscal 1994        No Optional          AAA           Aaa
                  Series A, Subseries A-2, 0.00% Due 8/1/13. (Original issue          Call
                  discount bonds delivered on or about August 2, 1993 at a
                  price of 30.959% of principal amount.)
     450,000    The City of New York, New York, General Obligation Bonds,          2005 at 101          AAA           Aaa
                  Fiscal 1996 Series D, 6.00% Due 2/15/16.
     565,000    New York City (New York), Municipal Water Finance Authority,       2004 at 101          AAA           Aaa
                  Water and Sewer System Revenue Bonds, Fixed Rate Fiscal              1/2
                  1994 Series F, 5.50% Due 6/15/23.
     260,000    Triborough Bridge and Tunnel Authority (New York), General         No Optional          AAA           Aaa
                  Purpose Revenue Bonds, Series 1993B, 5.00% Due 1/1/20.              Call
  ----------
  $5,000,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    102.39          5.01%            5.04%            5.06%
500-999                 50,000-99,999   4.75          102.23          5.02             5.05             5.07
1,000-2,499           100,000-249,999   4.50          101.96          5.03             5.06             5.08
2,500-4,999           250,000-499,999   4.25          101.69          5.04             5.08             5.09
5,000-9,999           500,000-999,999   3.50          100.90          5.08             5.12             5.13
10,000-24,999     1,000,000- 2,499,999  3.00          100.38          5.11             5.14             5.16
25,000-49,999     2,500,000- 4,999,999  2.50           99.87          5.14             5.17             5.19
50,000 and over    5,000,000 and over   2.00           99.36          5.16             5.20             5.21

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    102.39          5.01%            5.04%            5.06%
500-999                 50,000-99,999   4.75          102.23          5.01             5.04             5.06
1,000-2,499           100,000-249,999   4.50          101.96          5.04             5.07             5.09
2,500-4,999           250,000-499,999   4.25          101.69          5.05             5.08             5.10
5,000-9,999           500,000-999,999   3.50          100.90          5.11             5.14             5.16
10,000-24,999     1,000,000- 2,499,999  3.00          100.38          5.15             5.18             5.20
25,000-49,999     2,500,000- 4,999,999  2.50           99.87          5.18             5.22             5.24
50,000 and over    5,000,000 and over   2.00           99.36          5.22             5.25             5.27

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1996                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4275(1)                                                               $  5.1300
                                                             --------    $.4275 every month    --------
Quarterly Distribution Plan...........  $   .4275(1)   $   .4299(2)   $  1.2897      $  1.2897      $  1.2897      $  5.1620
Semi-Annual Distribution Plan.........  $   .4275(1)                  $  1.7268(3)                  $  2.5902      $  5.1810
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01425 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.4275 per unit for the 30-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.4275 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01425              Quarterly - $0.01433
                             Semi-Annual - $0.01439
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 25.1 years.
The first bond is scheduled to mature in August, 2013, with the last bond maturity being June, 2030.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      OHIO
     INSURED
     TRUST 130

            Estimated Current Return
            First
            Year: 4.94% to 5.14%
            Subsequent
            Years: 4.97% to 5.18%
            as of 11/30/95

            Estimated Long Term Return
            4.99% to 5.26%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67101Y 854 Monthly Payment Option
                  67101Y 862 Quarterly Payment Option
                  67101Y 870 Semi-Annual Payment Option

                  Registered in Ohio
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, OHIO INSURED TRUST 130
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT DECEMBER 1, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  250,000    State of Ohio, Turnpike Revenue Bonds, 1994 Series A, Issued       2004 at 102          AAA           Aaa
                  by the Ohio Turnpike Commission, 5.75% Due 2/15/24.
     500,000    Ohio Water Development Authority, State of Ohio, Water             2005 at 101          AAA           Aaa
                  Pollution Control Loan Fund Revenue Bonds, Water Quality
                  Series 1995, 5.50% Due 12/1/15.
     500,000    Ohio Water Development Authority, State of Ohio,                   2004 at 102          AAA           Aaa
                  Collateralized Water Development Revenue Refunding Bonds,
                  1994 Series A (The Cincinnati Gas & Electric Company
                  Project), 5.45% Due 1/1/24.
     500,000    University of Cincinnati (Ohio), General Receipts Bonds,           2005 at 101          AAA           Aaa
                  Series U, 5.60% Due 6/1/17. (When issued.)
     295,000    Greene County, Ohio, Sewer System Revenue Bonds, 1993              2003 at 102          AAA           Aaa
                  Series, 5.50% Due 12/1/18.
     205,000    City of Huber Heights, Ohio, Water System Revenue Bonds,           No Optional          AAA           Aaa
                  Series 1995, 0.00% Due 12/1/22. (Original issue discount            Call
                  bonds delivered on or about September 29, 1995 at a price
                  of 19.031% of principal amount.)
     500,000    County of Mahoning, Ohio, Hospital Improvement Revenue             2005 at 102          AAA           Aaa
                  Bonds, Series 1995 (Western Reserve Care System Project),
                  5.50% Due 10/15/25. (When issued.)
     500,000    City of Middleburg Heights, Ohio, Hospital Improvement             2008 at 102          AAA           Aaa
                  Refunding Revenue Bonds, Series 1995 (Southwest General
                  Health Center Project), 5.625% Due 8/15/15.
     250,000    County of Warren, Ohio, Sewer System Revenue Bonds, Series         2005 at 101          AAA           Aaa
                  1995 (Warrren County Sewer District), 5.65% Due 12/1/20.
                  (When issued.)
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $    100.49     (4.94%)  4.97%     (4.97%)  5.00%     (4.99%)  5.02%
500-999                 50,000-99,999   4.75          100.34     (4.95)   4.98      (4.98)   5.01      (5.00)   5.03
1,000-2,499           100,000-249,999   4.50          100.07     (4.96)   4.99      (4.99)   5.02      (5.01)   5.04
2,500-4,999           250,000-499,999   4.25           99.81     (4.97)   5.01      (5.00)   5.04      (5.02)   5.06
5,000-9,999           500,000-999,999   3.50           99.04     (5.01)   5.04      (5.04)   5.08      (5.06)   5.10
10,000-24,999     1,000,000- 2,499,999  3.00           98.53     (5.04)   5.07      (5.07)   5.10      (5.09)   5.12
25,000-49,999     2,500,000- 4,999,999  2.50           98.02     (5.06)   5.10      (5.10)   5.13      (5.11)   5.15
50,000 and over    5,000,000 and over   2.00           97.52     (5.09)   5.12      (5.12)   5.16      (5.14)   5.18

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.49          4.99%            5.02%            5.04%
500-999                 50,000-99,999   4.75          100.34          5.00             5.03             5.05
1,000-2,499           100,000-249,999   4.50          100.07          5.02             5.05             5.07
2,500-4,999           250,000-499,999   4.25           99.81          5.03             5.06             5.08
5,000-9,999           500,000-999,999   3.50           99.04          5.10             5.12             5.15
10,000-24,999     1,000,000- 2,499,999  3.00           98.53          5.13             5.16             5.18
25,000-49,999     2,500,000- 4,999,999  2.50           98.02          5.17             5.20             5.22
50,000 and over    5,000,000 and over   2.00           97.52          5.21             5.24             5.26

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1996                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4161(1)                                                               $  4.9957
                                                             --------    $.4161 every month    --------
Quarterly Distribution Plan...........  $   .4161(1)   $   .4188(2)   $  1.2564      $  1.2564      $  1.2564      $  5.0277
Semi-Annual Distribution Plan.........  $   .4161(1)                  $  1.6812(3)                  $  2.5218      $  5.0467
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01387 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.4161 per unit for the 30-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.4161 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01387              Quarterly - $0.01396
                             Semi-Annual - $0.01401
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 24.3 years.
The first bond is scheduled to mature in August, 2015, with the last bond maturity being October, 2025.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.